Summary of Significant Accounting Policies - Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss	$ 1,583	$ 1,904
Operating Lease, Right-of-Use Asset	14,260	$ 15,653
Operating Lease, Liability	$ 14,129